Property and equipment (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Gross property and equipment	2,613,960	2,565,407
Less accumulated depreciation, amortization and impairment	(2,286,121)	(2,161,106)
Net property and equipment	327,839	404,301
Survey equipment
Gross property and equipment	623,081	610,230
Furniture and other equipment
Gross property and equipment	528,420	526,105
Computers and software
Gross property and equipment	1,080,302	1,046,915
Leasehold improvements
Gross property and equipment	382,157	382,157